Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Compensation of Key Management Personnel
The remuneration of key management personnel is as follows:

	2022	2021
Salaries and other benefits	$6,132	$6,591
Equity-settled share-based compensation	441	5,554
Cash-settled share-based compensation	60,796	18,741
	$67,369	$30,886